Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$46,664,029.18	0.1166601	$29,494,714.92	0.0737368	$17,169,314.26
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$259,314,029.18	0.2073434	$242,144,714.92	0.1936151	$17,169,314.26

Weighted Avg. Coupon (WAC)	3.14%		3.15%
Weighted Avg. Remaining Maturity (WARM)	25.36		24.51
Pool Receivables Balance	$284,914,683.58		$267,201,655.95
Remaining Number of Receivables	37,704		36,809

Adjusted Pool Balance	$278,215,724.37		$261,046,410.11

III. COLLECTIONS

Principal:
Principal Collections	$17,206,555.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$429,841.74
Total Principal Collections	$17,636,397.32

Interest:
Interest Collections	$737,682.63
Late Fees & Other Charges	$41,299.91
Interest on Repurchase Principal	$-
Total Interest Collections	$778,982.54

Collection Account Interest	$13,083.36
Reserve Account Interest	$2,514.11
Servicer Advances	$-

Total Collections	$18,430,977.33

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$18,430,977.33
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,430,977.33

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$237,428.90	$-	$237,428.90	$237,428.90
	Collection Account Interest					$13,083.36
	Late Fees & Other Charges					$41,299.91
Total due to Servicer						$291,812.17

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$40,831.03		$40,831.03
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$187,226.95		$187,226.95	$187,226.95

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$17,799,100.21

9.	Regular Principal Distribution Amount:					$17,169,314.26

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$17,169,314.26
	Class A-4 Notes				$-
	Class A Notes Total:		$17,169,314.26		$17,169,314.26
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$17,169,314.26		$17,169,314.26

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					629,785.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,698,959.21
Beginning Period Amount	$6,698,959.21
Current Period Amortization	$543,713.37
Ending Period Required Amount	$6,155,245.84
Ending Period Amount	$6,155,245.84
Next Distribution Date Required Amount	$5,636,862.04

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.79%	7.24%	7.24%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.59%	36,290	97.66%	$260,954,012.75
30 - 60 Days	1.07%	393	1.75%	$4,664,300.57
61 - 90 Days	0.29%	105	0.49%	$1,310,609.45
91-120 Days	0.06%	21	0.10%	$272,733.18
121 + Days	0.00%	0	0.00%	$-
Total		36,809		$267,201,655.95

Delinquent Receivables 30+ Days Past Due
Current Period	1.41%	519	2.34%	$6,247,643.20
1st Preceding Collection Period	1.39%	523	2.23%	$6,344,322.89
2nd Preceding Collection Period	1.33%	513	2.08%	$6,329,255.35
3rd Preceding Collection Period	1.34%	529	2.09%	$6,741,328.98
Four-Month Average	1.37%		2.18%

Repossession in Current Period		26		$320,578.55
Repossession Inventory		76		$270,121.55

Current Charge-Offs
Gross Principal of Charge-Offs				$506,472.05
Recoveries				$(429,841.74)
Net Loss				$76,630.31

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.32%

Average Pool Balance for Current Period				$276,058,169.77

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.33%
1st Preceding Collection Period				1.08%
2nd Preceding Collection Period				0.83%
3rd Preceding Collection Period				0.99%
Four-Month Average				0.81%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		48	2,284	$32,281,842.15
Recoveries		54	2,047	$(17,677,923.90)
Net Loss				$14,603,918.25
Cumulative Net Loss as a % of Initial Pool Balance				1.12%

Net Loss for Receivables that have experienced a Net Loss *		26	1,776	$14,660,863.78
Average Net Loss for Receivables that have experienced a Net Loss				$8,254.99

Principal Balance of Extensions				$1,844,290.16
Number of Extensions				143

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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